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Anthony H. Zacharski anthony.zacharski@dechert.com +1 860 524 3937 Direct +1 860 394 4206 Fax

VIA EDGAR

February 28, 2020

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Praxis Mutual Funds, File Nos. 033-69724 and 811-08056

Ladies and Gentlemen:

On behalf of the Praxis Mutual Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 56 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to make certain clarifying changes to the principal investment strategies for certain series of the Trust to incorporate supplements to the Trust’s registration statement previously filed under Rule 497 of the Securities Act of 1933 and make other changes. All paragraphs with changes are marked.

If you or any other members of the Staff have any questions or comments regarding this letter, please call me at 860-524-3937.

Very truly yours,

/s/ Anthony Zacharski
Anthony Zacharski
Trust Counsel, Praxis Mutual Funds